Inventory (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Inventory [Abstract]
Schedule Of Inventories

	October 31,	July 31,
	2014	2014
Raw materials	$95,000	$102,000
Finished goods	136,000	147,000
	$231,000	$249,000

	July 31,
	2014	2013
Raw materials	$102,000	$70,000
Finished goods	147,000	295,000
	$249,000	$365,000